UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2013
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            April 16, 2013

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       72
Form 13F Information Table Value Total:       172072
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
Abbvie                             Common Stock   00287Y109     816     20000SH     SOLE         20000
Affiliated Managers Group          Common Stock   008252108      29       190SH     SOLE           190
Aflac                              Common Stock   001055102     688     13220SH     SOLE         13220
AllianceBernstein                  Partnership Sha01881G106      34      1540SH     SOLE          1540
Ameriprise Financial               Common Stock   03076C106      37       500SH     SOLE           500
Apache Corp                        Common Stock   037411105    8603    111500SH     SOLE        111500
Applied Materials                  Common Stock   038222105      10       750SH     SOLE           750
Gallagher & Co                     Common Stock   363576109     794     19210SH     SOLE         19210
Best Buy                           Common Stock   086516101       7       310SH     SOLE           310
Bill Barrett                       Common Stock   06846N104    2631    129800SH     SOLE        129800
Blackrock                          Common Stock   09247X101      26       100SH     SOLE           100
Blackstone Group                   Partnership Sha09253U108      32      1640SH     SOLE          1640
Canadian Natural Resources         Common Stock   136385101    8727    272200SH     SOLE        272200
Carrizo Oil & Gas                  Common Stock   144577103    4347    168700SH     SOLE        168700
CEMIG                              Depository Rece204409601      49      4128SH     SOLE          4128
Chesapeake Energy                  Common Stock   165167107    8279    405619SH     SOLE        405619
Chevron                            Common Stock   166764100    8365     70400SH     SOLE         70400
Coca-Cola                          Common Stock   191216100     754     18650SH     SOLE         18650
ConocoPhillips                     Common Stock   20825C104    8504    141490SH     SOLE        141490
Devon Energy                       Common Stock   25179M103    8056    142790SH     SOLE        142790
Exxon Mobil                        Common Stock   30231G102    8506     94400SH     SOLE         94400
Federated Investors                Common Stock   314211103      34      1430SH     SOLE          1430
Fortress Investment Group          Partnership Sha34958B106      33      5120SH     SOLE          5120
Franklin Resources                 Common Stock   354613101      27       180SH     SOLE           180
Gamco Investors INC                Common Stock   361438104      32       600SH     SOLE           600
General Dynamics                   Common Stock   369550108     759     10770SH     SOLE         10770
H & R Block                        Common Stock   093671105     878     29860SH     SOLE         29860
Halliburton                        Common Stock   406216101    8259    204370SH     SOLE        204370
Helix Energy Solutions             Common Stock   42330P107    8681    379430SH     SOLE        379430
Hess                               Common Stock   42809H107    9244    129090SH     SOLE        129090
Illinois Tool Works                Common Stock   452308109     714     11710SH     SOLE         11710
Itron                              Common Stock   465741106      52      1110SH     SOLE          1110
JA Solar                           Depository Rece466090206     995    274752SH     SOLE        274752
Janus Capital                      Common Stock   47102X105      10      1090SH     SOLE          1090
Johnson & Johnson                  Common Stock   478160104     822     10080SH     SOLE         10080
Kraft Foods                        Common Stock   50076Q106     801     15549SH     SOLE         15549
L-3 Communications                 Common Stock   502424104     754      9320SH     SOLE          9320
LDK Solar ADR                      Depository Rece50183L107      26     24070SH     SOLE         24070
Mattel                             Common Stock   577081102     819     18700SH     SOLE         18700
Merck & Co                         Common Stock   58933Y105     734     16590SH     SOLE         16590
Microsoft                          Common Stock   594918104     754     26370SH     SOLE         26370
Mondelez International             Common Stock   609207105     860     28080SH     SOLE         28080
NASDAQ OMX                         Common Stock   631103108      32      1000SH     SOLE          1000
Netease.com                        Depository Rece64110W102      18       320SH     SOLE           320
Newfield Exploration               Common Stock   651290108    6694    298560SH     SOLE        298560
Noble Energy                       Common Stock   655044105    8817     76235SH     SOLE         76235
Northrop Grumman                   Common Stock   666807102     777     11070SH     SOLE         11070
Och-Ziff Capital Management        Partnership Sha67551U105      34      3600SH     SOLE          3600
Ormat Technologies                 Common Stock   686688102      46      2230SH     SOLE          2230
Patterson UTI Energy               Common Stock   703481101    8099    339740SH     SOLE        339740
Penn Virginia                      Common Stock   707882106    2257    558599SH     SOLE        558599
Pfizer                             Common Stock   717081103     804     27870SH     SOLE         27870
Power One                          Common Stock   73930R102      40      9550SH     SOLE          9550
Procter & Gamble                   Common Stock   742718109     775     10060SH     SOLE         10060
QEP Resources                      Common Stock   74733V100    2796     87800SH     SOLE         87800
Raymond James Financial            Common Stock   754730109      36       780SH     SOLE           780
Renesola ADR                       Depository Rece75971T103      33     23810SH     SOLE         23810
Reynolds American                  Common Stock   761713106     732     16460SH     SOLE         16460
Sohu.com                           Common Stock   83408W103      17       350SH     SOLE           350
State Street                       Common Stock   857477103      36       610SH     SOLE           610
Stone Energy                       Common Stock   861642106    3800    174700SH     SOLE        174700
Suncor Energy                      Common Stock   867224107    8285    276475SH     SOLE        276475
Sunpower                           Common Stock   867652406      97      8387SH     SOLE          8387
Suntech Power                      Depository Rece86800C104      10     25740SH     SOLE         25740
Taiwan Semiconductor ADS           Depository Rece874039100      27      1595SH     SOLE          1595
Triangle Petroleum                 Common Stock   89600B201    1234    187000SH     SOLE        187000
Trina Solar ADR                    Depository Rece89628E104    1296    357130SH     SOLE        357130
Ultra Petroleum                    Common Stock   903914109    2830    140800SH     SOLE        140800
Unit Corp                          Common Stock   909218109    8190    179794SH     SOLE        179794
Valero Energy                      Common Stock   91913Y100    9598    210995SH     SOLE        210995
Waddell & Reed Financial           Common Stock   930059100      46      1040SH     SOLE          1040
Yingli Green Energy ADR            Depository Rece98584B103      34     17700SH     SOLE         17700

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